Segmental analysis - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	[1]	£ 5,582.7	£ 6,368.2	[2]	£ 13,234.1
Headline operating profit	[3]	382.3	617.3	[4]	1,560.6
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue		4,249.2	4,873.6	[4]	10,205.2
Revenue less pass-through costs	[5]	3,461.5	3,858.1	[4]	8,108.1
Headline operating profit	[3]	256.0	463.5	[4]	1,219.5
Public relations [member]
Disclosure of operating segments [line items]
Revenue		446.8	471.5	[4]	956.5
Revenue less pass-through costs	[5]	426.3	442.2	[4]	898.0
Headline operating profit	[3]	71.9	67.9	[4]	140.6
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue		886.7	1,023.1	[4]	2,072.4
Revenue less pass-through costs	[5]	779.9	899.1	[4]	1,840.4
Headline operating profit	[3]	£ 54.4	£ 85.9	[4]	£ 200.5

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	A reconciliation from operating (loss)/profit to headline operating profit is provided in note 23.
[4]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.
[5]	Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.